Accounts payable, accrued liabilities and asset retirement obligations, Movements in Contingent Liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Movements in Contingencies [Roll Forward]
Beginning balance	$ 34,953,816	$ 34,355,359
Business combination	0	182,686
Effect of translation	2,874,092	437,201
Increase of the year	14,049,657	6,580,005
Applications payments	(4,837,234)	(4,659,801)
Applications reversals	(3,861,284)	(1,941,634)
Ending balance	$ 43,179,047	$ 34,953,816